Income Taxes - Schedule of Tax expense / (benefit) credited to Accumulated other comprehensive loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Tax expense/ (benefit)	$ 0.5	$ (0.3)	$ 1.5